Annual Total Returns [BarChart] - Permanent Portfolio - Class I	Jun. 01, 2021
Bar Chart Table:
Annual Return 2011	2.13%
Annual Return 2012	6.91%
Annual Return 2013	(2.02%)
Annual Return 2014	(0.82%)
Annual Return 2015	(6.58%)
Annual Return 2016	10.34%
Annual Return 2017	11.43%
Annual Return 2018	(6.23%)
Annual Return 2019	16.91%
Annual Return 2020	18.86%